Securities Available for Sale, Contractual Maturities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	$ 219,196	$ 167,465
Weighted Average Yield Contractual Maturities, Total	4.12%	4.81%
Due in 1 year, Contractual Maturities	1,899	2,469
Percentage of Weighted Average Yield, Due In 1 year	3.85%	4.12%
Due in 1-5 years, Contractual Maturities	43,305	16,165
Percentage of Weighted Average Yield, Due in 1-5 Years	2.36%	3.72%
Due in 5-10 years, Contractual Maturities	19,665	15,477
Percentage of Weighted Average Yield, Due In 5-10 years	3.31%	3.63%
Due in 10 years or More, Contractual Maturities	154,327	133,354
Percentage of Weighted Average Yield, Due After 10 Years	4.72%	5.10%
US Treasury and Government [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	6,968	1,604
Weighted Average Yield Contractual Maturities, Total	0.91%	2.54%
Due in 1 year, Contractual Maturities	57	9
Percentage of Weighted Average Yield, Due In 1 year	0.48%	5.07%
Due in 1-5 years, Contractual Maturities	6,659	641
Percentage of Weighted Average Yield, Due in 1-5 Years	0.84%	1.72%
Due in 5-10 years, Contractual Maturities	194	852
Percentage of Weighted Average Yield, Due In 5-10 years	2.73%	2.94%
Due in 10 years or More, Contractual Maturities	58	102
Percentage of Weighted Average Yield, Due After 10 Years	3.81%	4.15%
US States and Political Subdivisions [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	32,593	18,654
Weighted Average Yield Contractual Maturities, Total	4.94%	5.99%
Due in 1 year, Contractual Maturities	520	322
Percentage of Weighted Average Yield, Due In 1 year	3.02%	3.83%
Due in 1-5 years, Contractual Maturities	11,679	3,210
Percentage of Weighted Average Yield, Due in 1-5 Years	2.90%	3.57%
Due in 5-10 years, Contractual Maturities	2,692	1,884
Percentage of Weighted Average Yield, Due In 5-10 years	5.31%	6.13%
Due in 10 years or More, Contractual Maturities	17,702	13,238
Percentage of Weighted Average Yield, Due After 10 Years	6.28%	6.60%
Mortgage Backed Securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	132,740	115,794
Weighted Average Yield Contractual Maturities, Total	4.55%	5.05%
Due in 1 year, Contractual Maturities	1	5
Percentage of Weighted Average Yield, Due In 1 year	6.47%	6.63%
Due in 1-5 years, Contractual Maturities	442	29
Percentage of Weighted Average Yield, Due in 1-5 Years	4.02%	6.38%
Due in 5-10 years, Contractual Maturities	2,126	976
Percentage of Weighted Average Yield, Due In 5-10 years	2.72%	4.53%
Due in 10 years or More, Contractual Maturities	130,171	114,784
Percentage of Weighted Average Yield, Due After 10 Years	4.58%	5.05%
Federal agencies [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	96,754	82,037
Weighted Average Yield Contractual Maturities, Total	4.39%	5.01%
Due in 1 year, Contractual Maturities	1	5
Percentage of Weighted Average Yield, Due In 1 year	6.47%	6.63%
Due in 1-5 years, Contractual Maturities	442	28
Percentage of Weighted Average Yield, Due in 1-5 Years	4.02%	6.58%
Due in 5-10 years, Contractual Maturities	1,399	420
Percentage of Weighted Average Yield, Due In 5-10 years	3.07%	5.23%
Due in 10 years or More, Contractual Maturities	94,912	81,584
Percentage of Weighted Average Yield, Due After 10 Years	4.42%	5.00%
Residential [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	17,836	20,203
Weighted Average Yield Contractual Maturities, Total	4.51%	4.98%
Due in 1 year, Contractual Maturities	0	0
Percentage of Weighted Average Yield, Due In 1 year	0.00%	0.00%
Due in 1-5 years, Contractual Maturities	0	0
Percentage of Weighted Average Yield, Due in 1-5 Years	0.00%	0.00%
Due in 5-10 years, Contractual Maturities	640	341
Percentage of Weighted Average Yield, Due In 5-10 years	1.88%	3.20%
Due in 10 years or More, Contractual Maturities	17,196	19,862
Percentage of Weighted Average Yield, Due After 10 Years	4.61%	5.01%
Commercial [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	18,150	13,554
Weighted Average Yield Contractual Maturities, Total	5.40%	5.39%
Due in 1 year, Contractual Maturities	0	0
Percentage of Weighted Average Yield, Due In 1 year	0.00%	0.00%
Due in 1-5 years, Contractual Maturities	0	1
Percentage of Weighted Average Yield, Due in 1-5 Years	0.00%	1.38%
Due in 5-10 years, Contractual Maturities	87	215
Percentage of Weighted Average Yield, Due In 5-10 years	3.33%	5.28%
Due in 10 years or More, Contractual Maturities	18,063	13,338
Percentage of Weighted Average Yield, Due After 10 Years	5.41%	5.39%
Corporate debt securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	18,404	10,279
Weighted Average Yield Contractual Maturities, Total	4.64%	5.94%
Due in 1 year, Contractual Maturities	815	545
Percentage of Weighted Average Yield, Due In 1 year	5.57%	7.82%
Due in 1-5 years, Contractual Maturities	11,022	3,853
Percentage of Weighted Average Yield, Due in 1-5 Years	3.40%	6.01%
Due in 5-10 years, Contractual Maturities	4,691	4,817
Percentage of Weighted Average Yield, Due In 5-10 years	6.67%	5.62%
Due in 10 years or More, Contractual Maturities	1,876	1,064
Percentage of Weighted Average Yield, Due After 10 Years	6.38%	6.21%
Collateralized debt obligations [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	8,599	4,778
Weighted Average Yield Contractual Maturities, Total	1.10%	0.80%
Due in 1 year, Contractual Maturities	0	0
Percentage of Weighted Average Yield, Due In 1 year	0.00%	0.00%
Due in 1-5 years, Contractual Maturities	540	545
Percentage of Weighted Average Yield, Due in 1-5 Years	1.61%	0.88%
Due in 5-10 years, Contractual Maturities	6,813	2,581
Percentage of Weighted Average Yield, Due In 5-10 years	1.00%	0.72%
Due in 10 years or More, Contractual Maturities	1,246	1,652
Percentage of Weighted Average Yield, Due After 10 Years	1.42%	0.90%
Other Debt Securities [Member]
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Contractual Maturities,Total	19,892	16,356
Weighted Average Yield Contractual Maturities, Total	1.89%	2.53%
Due in 1 year, Contractual Maturities	506	1,588
Percentage of Weighted Average Yield, Due In 1 year	2.29%	2.89%
Due in 1-5 years, Contractual Maturities	12,963	7,887
Percentage of Weighted Average Yield, Due in 1-5 Years	1.75%	3.00%
Due in 5-10 years, Contractual Maturities	3,149	4,367
Percentage of Weighted Average Yield, Due In 5-10 years	2.04%	2.01%
Due in 10 years or More, Contractual Maturities	$ 3,274	$ 2,514
Percentage of Weighted Average Yield, Due After 10 Years	2.29%	1.72%